Related party transactions and Directors' remuneration - Disclosure of loans and deposits outstanding (Details) - Key management personnel and connected persons - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Loans outstanding as at 31 December	£ 15.4	£ 17.5
Deposit outstanding as at 31 December	£ 27.5	£ 23.3